Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	USD ($) [1]	MXN ($)		Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Other equity instruments [member] MXN ($)	Valuation of the Effective Portion of Derivative Financial Instruments [member] MXN ($)	Exchange Differences on Translation of Operations and Associates [member] MXN ($)	Remeasurements of the Net Defined Benefit Liability [member] MXN ($)	Equity attributable to equity holders of the parent [member] MXN ($)	Non-Controlling interest [member] MXN ($)
Beginning Balance at Dec. 31, 2016		$ 129,233		$ 2,048	$ 41,490	$ 81,579	$ (485)	$ 439	$ (2,377)	$ (557)	$ 122,137	$ 7,096
Statement [LineItems]
Consolidated net income (loss)		(11,654)		0	0	(12,802)	0	0	0	0	(12,802)	1,148
Other comprehensive (loss) income, net of tax		14,969		0	0	0	0	(192)	16,345	(10)	16,143	0
Other comprehensive loss, net of tax (excluding deconsolidation of Venezuela)		(11,154)		0	0	0	0	(192)	(9,778)	(10)	(9,980)	(1,174)
Deconsolidation of Venezuela (Note 3.3)		26,123		0	0	0	0	0	26,123	0	26,123	0
Total comprehensive Income (loss)		3,315		0	0	(12,802)	0	(192)	16,345	(10)	3,341	(26)
Dividends declared		(6,992)		0	0	(6,991)	0	0	0	0	(6,991)	(1)
Acquisition of Vonpar (Note 4)		4,082		12	4,070	0	0	0	0	0	4,082	0
Consolidation of Philippines		11,072		0	0	0	0	0	0	0	0	11,072
Ending Balance (Adoption of IAS 29 for Argentina [member]) at Dec. 31, 2017		2,686		0	0	2,686	0	0	0	0	2,686	0
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017		(87)		0	0	(75)	0	0	0	0	(75)	(12)
Ending Balance (After adoption [member]) at Dec. 31, 2017		143,309		2,060	45,560	64,397	(485)	247	13,968	(567)	125,180	18,129
Ending Balance at Dec. 31, 2017		140,710		2,060	45,560	61,786	(485)	247	13,968	(567)	122,569	18,141
Statement [LineItems]
Consolidated net income (loss)		15,070		0	0	13,911	0	0	0	0	13,911	1,159
Other comprehensive (loss) income, net of tax		(8,451)		0	0	0	(1,039)	(396)	(5,897)	223	(7,109)	(1,342)
Total comprehensive Income (loss)		6,619		0	0	13,911	(1,039)	(396)	(5,897)	223	6,802	(183)
Dividends declared		(7,038)		0	0	(7,038)	0	0	0	0	(7,038)	0
Sale of Philippines operations		(11,140)		0	0	0	0	0	0	0	0	(11,140)
Ending Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018		(114)		0	0	(114)	0	0	0	0	(114)	0
Ending Balance (After adoption [member]) at Dec. 31, 2018		131,636		2,060	45,560	71,156	(1,524)	(149)	8,071	(344)	124,830	6,806
Ending Balance at Dec. 31, 2018		131,750		2,060	45,560	71,270	(1,524)	(149)	8,071	(344)	124,944	6,806
Statement [LineItems]
Consolidated net income (loss)	$ 670	12,630	[2]	0	0	12,101	0	0	0	0	12,101	529
Other comprehensive (loss) income, net of tax	(379)	(7,141)	[2]	0	0	0	(216)	(819)	(5,014)	(511)	(6,560)	(581)
Total comprehensive Income (loss)	291	5,489	[2]	0	0	12,101	(216)	(819)	(5,014)	(511)	5,541	(52)
Dividends declared		(7,440)		0	0	(7,437)	0	0	0	0	(7,437)	(3)
Ending Balance at Dec. 31, 2019	$ 6,876	$ 129,685	[2]	$ 2,060	$ 45,560	$ 75,820	$ (1,740)	$ (968)	$ 3,057	$ (855)	$ 122,934	$ 6,751

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1